Share based compensation (Changes in service-based share options activities) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Options
Outstanding	5,546,983	6,502,897
Granted	0	745,000	500,000
Forfeited	(723,023)	(273,198)
Exercised	(3,071,690)	(1,427,716)
Outstanding	1,752,270	5,546,983	6,502,897
Vested and expected to vest	7,255,584
Exercisable	1,429,689
Weighted Average Exercise Price
Outstanding	$ 3.15	$ 1.42
Granted		15.00
Forfeited	7.32	4.91
Exercised	0.15	1.11
Outstanding	6.70	$ 3.15	$ 1.42
Vested and expected to vest	1.84
Exercisable	$ 5.45
Weighted Average Remaining Contractual Life In years
Outstanding	6 years 8 months 23 days	6 years 7 months 6 days	7 years 3 months 15 days
Vested and expected to vest	5 years 4 months 13 days
Exercisable	6 years 6 months
Weighted Average fair value at grant date
Outstanding (in dollars per share)	$ 3.36	$ 3.41
Granted (in dollars per share)		8.05
Forfeited (in dollars per share)	8.11	7.71
Exercised (in dollars per share)	0.59	5.21
Outstanding (in dollars per share)	$ 6.27	$ 3.36	$ 3.41
Aggregate Intrinsic Value
Outstanding	$ 38,994	$ 79,877
Exercised	14,928	11,357
Vested and expected to vest	30,051
Exercisable	4,038
Outstanding	$ 4,289	$ 38,994	$ 79,877